Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Company has adopted a policy of only granting equity awards, including Bonus RSUs, LTI RSUs, and LTI PRSUs, to executive officers (except with respect to new executive officers) on the second day on which the New York Stock Exchange is open for trading following the submission of the Annual Report on Form 10-K. This policy is intended to prevent material nonpublic information from being taken into account when determining the timing and terms of equity awards or timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false